FAIR VALUE MEASUREMENTS (Details) - Schedule of valued using the compound option pricing model - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
Schedule of valued using the compound option pricing model [Abstract]
Underlying warrant value	$ 0.0283	$ 0.0103	$ 0.0281
Exercise price	0.75	0.75	0.75
Holding period	$ 0.50	$ 0.28	$ 0.31
Risk-free rate %	2.40%	1.28%	1.19%
Volatility %	5.30%	8.30%	9.30%
Dividend yield %	0.00%	0.00%	0.00%